Note 15 - Stock-based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 01, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years
Allocated Share-based Compensation Expense		$ 4,253	$ 4,077	$ 4,166
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 28.65	$ 34.35	$ 26.25	$ 22.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 22,900
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 4,243
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 2,589	$ 3,750	$ 3,956
Stockholders' Equity Note, Spinoff Transaction, Reclassification of Stock-based Compansation Liability to Shareholders’ Equity	$ 16,622
Stockholders' Equity Note, Spinoff Transaction, Reclassification of Redeemable Non-controlling Interests to Shareholders’ Equity	14,670
Spin Off Stock-based Compensation Costs	$ 35,400	$ 35,400
Subordinate Voting Shares [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Stock Issued During Period, Shares, Spin-off Exchange of Redeemable Non-controlling Interests and Stock Options (in Shares)	1,997,956
Stock Issued During Period, Shares, Spin-off Exchange of Redeemable Non-controlling Interests and Stock Options, Subject to Contractual Retention and Escrow Periods (in Shares)	1,590,000
Employee Stock Option [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		1,287,250
Sharebased Compensation Arrangement By Sharebased Payment Award In The Money Options Weighted Average Remaining Contractual Life		3 years 73 days
Minimum [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 15.57
Minimum [Member] | Subordinate Voting Shares [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Stock Issued During Period, Spin-off Exchange of Redeemable Non-controlling Interests and Stock Options, Escrow Period	1 year
Maximum [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 43.57
Maximum [Member] | Subordinate Voting Shares [Member]
Note 15 - Stock-based Compensation (Details) [Line Items]
Stock Issued During Period, Spin-off Exchange of Redeemable Non-controlling Interests and Stock Options, Escrow Period	3 years